Condensed Financial Information of the Company - CONDENSED STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment, net	$ 74,742	$ 75,480
Right-of-use asset	9,192	12,902	$ 13,448
Current assets
Other receivables	57,800	66,421
Cash and cash equivalents	385,265	375,783	281,031	$ 195,696
Total assets	3,835,788	3,620,631
EQUITY
Share capital	163,223	163,223	163,223
Share premium	183,430	183,430	183,430
Treasury shares	(4,600)	(4,772)	(6,145)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(251,145)	(321,647)
Legal reserves	1,081	1,081	176
Other reserves	(1,314,025)	(1,321,211)
Retained earnings	201,193	32,689
Total equity	862,369	773,608	805,286	$ 1,198,614
Non-current liabilities
Deferred tax liabilities	232,458	227,421
Lease liabilities	5,531	8,484
Current liabilities
Borrowings	178,016	421,266
Other liabilities	357,078	284,826
Lease liabilities	3,278	3,765
Trade payables	124,102	116,242
Total liabilities	2,973,419	2,847,023
Total equity and liabilities	3,835,788	3,620,631
Parent | Reportable legal entities
Non-current assets
Property, plant and equipment, net	15	18
Right-of-use asset	56	110
Investments in subsidiaries	738,851	505,635
Current assets
Other receivables	133	228
Cash and cash equivalents	1,220	1,614	$ 2,166		$ 552
Total assets	740,275	507,605
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,600)	(4,772)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(251,145)	(321,731)
Legal reserves	1,081	1,081
Other reserves	(1,343,219)	(1,343,639)
Retained earnings	230,387	55,202
Total equity	716,095	469,732
Non-current liabilities
Deferred tax liabilities	1,230	1,028
Lease liabilities	17	79
Current liabilities
Borrowings	20,354	19,928
Other liabilities	2,024	16,226
Lease liabilities	36	32
Trade payables	519	580
Total liabilities	24,180	37,873
Total equity and liabilities	$ 740,275	$ 507,605